EQUIPMENT ON OPERATING LEASES	12 Months Ended
Dec. 31, 2014
EQUIPMENT ON OPERATING LEASES
EQUIPMENT ON OPERATING LEASES

NOTE 5: EQUIPMENT ON OPERATING LEASES

        A summary of equipment on operating leases as of December 31, 2014 and 2013 is as follows:

	2014	2013
Equipment on operating leases	$1,657,977	$1,148,622
Accumulated depreciation	(199,652)	(174,315)

Equipment on operating leases, net	$1,458,325	$974,307

        Depreciation expense totaled $141,688, $114,053 and $107,836 for the years ended December 31, 2014, 2013 and 2012, respectively.

        Lease payments owed to the Company for equipment under non-cancelable operating leases as of December 31, 2014 are as follows:

2015	$137,836
2016	94,417
2017	39,333
2018	14,007
2019 and thereafter	3,373

Total lease payments	$288,966